Capital management	12 Months Ended
Dec. 31, 2018
Capital management
Capital management

22. Capital management

Management’s aim is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Equity is monitored by the Company using financial ratios. The equity used as a basis for determining the equity ratio corresponds to the equity disclosed in the Consolidated Statement of Financial Position.

Part of the capital management strategy is to reduce the number of sale and leaseback transactions for 3D printing equipment used in the production of printed products for customers. As a result of the Company’s increased liquidity from its public equity offerings, certain lease contracts have been terminated prior to their scheduled maturity.

voxeljet’s capital structure as of the end of the reporting periods 2018 and 2017 was as follows:

CAPITAL STRUCTURE

	December 31,
	2018	2017 (1)
	(€ in thousands)
Equity	46,475	43,889
Share of total equity and liabilities	67.0%	65.5%
Current financial liabilities	850	1,162
Non-current financial liabilities	16,321	16,413
Total financial liabilities	17,171	17,575
Share of total equity and liabilities	24.8%	26.2%
Total equity and liabilities	69,352	67,002